Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Loss of the period assigned to Company’s shareholders	R$ (154,658)	R$ (61,004)	R$ (243,029)
Denominator
Weighted average for number of common shares	50,497,904	41,739,993	41,595,506
Basic loss per share (in reais)	R$ (3.063)	R$ (1.456)	R$ (5.843)
Diluted loss per share (in reais)	R$ (3.063)	R$ (1.456)	R$ (5.843)